Accounting pronouncements adopted (Tables)	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of Prospective Adoption of New Accounting Pronouncements [Table Text Block]
The anticipated cumulative effect of the adoption of the new revenue standard on the Company’s consolidated January 1, 2018 balance sheet is summarized in the following table:

	December 31, 2017	Adjustments	January 1, 2018

Deferred revenue	$2,502	$300	$2,802
Deficit	$(392,865)	$(300)	$(393,165)